Financial Liabilities at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Trading liabilities:
Trading securities, liabilities	€ 59,984	€ 71,148
Other trading liabilities	728	314
Total trading liabilities	60,712	71,462
Negative market values from derivative financial instruments	333,375	342,726
Total trading financial liabilities	394,087	414,189
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	31,340	53,840
Loan commitments	0	8
Long-term debt	6,248	6,439
Other financial liabilities designated at fair value through profit or loss	2,332	3,587
Total financial liabilities designated at fair value through profit or loss	39,920	63,874
Investment contract liabilities	560	574
Total financial liabilities at fair value through profit or loss	€ 434,567	€ 478,636